UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2741

Fidelity Court Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Connecticut Municipal Income Fund

August 31, 2016

CTF-QTLY-1016
1.805751.112

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.5%
	Principal Amount	Value
Connecticut - 97.0%
Bridgeport Gen. Oblig. Series 2012 A:
5% 2/15/23	$3,510,000	$4,119,547
5% 2/15/24	2,490,000	2,913,923
5% 2/15/32	5,000,000	5,778,050
Connecticut Gen. Oblig.:
Series 2011 D, 5% 11/1/25	10,000,000	11,832,700
Series 2012 B, 5% 4/15/25	7,460,000	8,868,150
Series 2012 D:
5% 9/15/31	3,250,000	3,855,573
5% 9/15/32	4,860,000	5,756,378
Series 2012 G, 5% 10/15/30	4,275,000	5,090,157
Series 2013 A:
5% 3/1/27	11,480,000	13,766,012
5% 10/15/27	1,000,000	1,217,070
Series 2014 G, 5% 11/15/28	7,000,000	8,579,270
Series 2015 B:
5% 6/15/27	4,825,000	5,988,887
5% 6/15/32	5,500,000	6,688,385
Series 2015 F, 5% 11/15/31	4,000,000	4,912,400
Series 2016 A, 5% 3/15/31	6,840,000	8,385,361
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ. Proj.):
Series 2008 N, 5% 7/1/21	3,000,000	3,212,970
Series O, 5% 7/1/40	2,000,000	2,233,580
(Hosp. for Spl. Care Proj.) Series C, 5.25% 7/1/19 (Radian Asset Assurance, Inc. Insured)	1,170,000	1,212,623
(Loomis Chaffee School Proj.) Series G, 5% 7/1/38	3,000,000	3,191,610
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity)	940,000	1,048,081
(Sacred Heart Univ. Proj.) Series G:
5% 7/1/17	1,000,000	1,032,300
5% 7/1/18	1,000,000	1,071,360
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	12,640,000	14,235,923
(Wesleyan Univ. Proj.) Series G:
5% 7/1/29 (Pre-Refunded to 7/1/20 @ 100)	3,000,000	3,468,090
5% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	2,000,000	2,312,060
Series 2008, 5% 7/1/34	200,000	213,036
Series 2011 M, 5.375% 7/1/41	5,485,000	6,212,585
Series 2013 N:
5% 7/1/24	400,000	486,660
5% 7/1/25	300,000	362,841
Series 2014 E:
5% 7/1/28	3,260,000	4,017,657
5% 7/1/29	3,840,000	4,704,230
Series 2016 A, 2%, tender 7/1/26 (a)	9,000,000	9,202,140
Series 2016 CT, 5% 12/1/45	6,990,000	8,491,592
Series 2016 K, 4% 7/1/46	7,000,000	7,548,030
Series 2016:
5% 7/1/27	45,000	48,110
5% 12/1/41	4,000,000	4,863,160
Series 2116 Q1, 5% 7/1/46	6,000,000	7,252,200
Series A:
5% 7/1/21	800,000	938,648
5% 7/1/41	3,000,000	3,347,100
Series C:
5% 7/1/20	465,000	528,896
5% 7/1/22	425,000	505,763
5% 7/1/24	1,000,000	1,187,580
Series D:
5% 7/1/21	2,975,000	3,496,696
5% 7/1/23	3,335,000	3,983,091
Series E, 5% 7/1/42	5,000,000	5,797,950
Series F:
5% 7/1/22	1,785,000	2,078,900
5% 7/1/45	4,890,000	5,704,576
Series G, 5% 7/1/39 (Pre-Refunded to 7/1/20 @ 100)	1,000,000	1,156,030
Series H, 5% 7/1/23 (FSA Insured)	2,290,000	2,682,048
Series H1, 5% 7/1/41	1,250,000	1,421,438
Series J:
5% 11/1/24	1,390,000	1,644,745
5% 11/1/25	1,465,000	1,732,685
Series L:
5% 7/1/26	1,000,000	1,232,340
5% 7/1/27	2,000,000	2,455,640
Series N:
5% 7/1/20	1,250,000	1,427,288
5% 7/1/21	610,000	715,408
5% 7/1/21	1,940,000	2,276,221
5% 7/1/22	2,035,000	2,377,307
5% 7/1/23	1,500,000	1,737,120
5% 7/1/27	1,000,000	1,202,500
5% 7/1/28	2,250,000	2,689,538
5.75% 7/1/33	45,000	48,767
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	3,185,000	3,428,207
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev.:
Series 2012 A:
5% 1/1/23	1,380,000	1,635,341
5% 1/1/25	875,000	1,032,474
Series 2013 A:
5% 1/1/26	1,180,000	1,425,723
5% 1/1/28	1,000,000	1,198,240
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2011 A, 5% 12/1/25	5,000,000	5,927,850
Series 2012 A:
5% 1/1/24	2,855,000	3,488,011
5% 1/1/25	4,000,000	4,878,760
5% 1/1/26	10,000,000	12,169,800
5% 1/1/28	1,000,000	1,205,560
5% 1/1/31	5,000,000	5,981,250
Series 2014 B, 5% 9/1/23	5,420,000	6,685,841
Series 2015 A, 5% 8/1/34	6,000,000	7,324,320
Connecticut State Revolving Fund Gen. Rev. Series 2009 A, 5% 6/1/25	3,710,000	4,130,825
Danbury Gen. Oblig. Series 2011:
5% 7/15/22	1,000,000	1,182,950
5% 7/15/23	1,300,000	1,535,820
5% 7/15/24	410,000	484,161
5% 7/15/25	350,000	413,126
East Lyme Gen. Oblig. Series 2010:
4% 7/15/21	360,000	402,368
4% 7/15/22	325,000	363,119
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,027
Series 2008 A, 5% 11/15/37 (Pre-Refunded to 11/15/18 @ 100)	1,000,000	1,093,350
Series 2014 B:
5% 8/15/25	450,000	561,393
5% 8/15/26	700,000	870,926
5% 8/15/27	750,000	930,615
5% 8/15/28	1,000,000	1,234,140
Groton Gen. Oblig. Series 2014 A:
4% 10/1/22	410,000	470,274
5% 10/1/23	295,000	363,785
5% 10/1/24	335,000	420,613
Hartford County Metropolitan District (Connecticut Clean Wtr. Proj.):
Series 2013 A, 5% 4/1/32	5,550,000	6,636,579
Series 2014 A:
5% 11/1/28	1,000,000	1,248,490
5% 11/1/29	1,850,000	2,298,570
5% 11/1/30	2,480,000	3,068,603
5% 11/1/31	2,905,000	3,582,126
5% 11/1/42	11,115,000	13,407,469
Hartford Gen. Oblig.:
Series 2012 A:
5% 4/1/20 (Escrowed to Maturity)	1,000,000	1,143,700
5% 4/1/21 (FSA Insured)	2,000,000	2,308,960
5% 4/1/22 (FSA Insured)	1,000,000	1,172,900
Series 2013 A, 5% 4/1/27	1,645,000	1,903,479
Series 2014 C:
5% 8/15/23 (Build America Mutual Assurance Insured)	3,670,000	4,396,036
5% 8/15/24 (Build America Mutual Assurance Insured)	1,835,000	2,225,360
Series 2015 A:
5% 7/1/28 (FSA Insured)	1,000,000	1,203,760
5% 7/1/29 (FSA Insured)	1,000,000	1,199,370
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A:
5% 6/15/20 (b)	1,585,000	1,790,939
5% 6/15/22 (b)	1,000,000	1,176,550
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	1,100,000	1,219,141
New Britain Gen. Oblig. Series 2015 A:
5% 3/1/26	1,530,000	1,886,612
5% 3/1/27	1,605,000	1,959,480
5% 3/1/29	1,770,000	2,138,036
5% 3/1/30	1,860,000	2,229,303
5% 3/1/31	1,955,000	2,334,876
New Haven Gen. Oblig.:
Series 2002 C, 5.125% 11/1/16 (Escrowed to Maturity)	30,000	30,044
Series 2009 A, 5% 3/1/20 (Pre-Refunded to 3/1/19 @ 100)	1,000,000	1,105,010
Series 2012 A:
4% 11/1/22 (FSA Insured)	2,185,000	2,482,837
5% 11/1/17	1,900,000	1,989,794
5% 11/1/18	2,005,000	2,166,864
Series 2015 B:
5% 8/15/26 (Build America Mutual Assurance Insured)	1,250,000	1,538,375
5% 8/15/27 (Build America Mutual Assurance Insured)	765,000	935,220
Series 2016 A:
5% 8/15/27 (FSA Insured)	1,375,000	1,714,309
5% 8/15/28 (FSA Insured)	1,500,000	1,858,065
5% 8/15/30 (FSA Insured)	1,000,000	1,226,750
5% 8/15/34 (FSA Insured)	1,000,000	1,207,100
5% 8/15/35 (FSA Insured)	1,000,000	1,202,250
Series B, 5% 8/1/21 (FSA Insured)	2,225,000	2,613,619
5% 9/1/29 (FSA Insured)	2,655,000	3,224,338
5% 9/1/31 (FSA Insured)	1,430,000	1,726,353
5.25% 3/1/19	650,000	717,834
Norwalk Gen. Oblig.:
Series 2010 B:
5% 7/1/23	975,000	1,125,940
5% 7/1/26	625,000	720,738
Series 2011 A:
4% 7/1/22	1,000,000	1,138,270
4% 7/1/23	1,000,000	1,134,240
4% 7/1/24	1,000,000	1,130,720
Plainville Gen. Oblig. Series 2010 A:
4% 7/15/21 (Pre-Refunded to 7/15/20 @ 100)	600,000	671,826
4% 7/15/22 (Pre-Refunded to 7/15/20 @ 100)	600,000	671,826
4% 7/15/23 (Pre-Refunded to 7/15/20 @ 100)	600,000	671,826
Reg'l. School District #15 4% 7/1/22	1,520,000	1,685,011
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighteenth Series B:
5.25% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,600,725
5.25% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,510,000	1,610,898
Eighth Series A, 5% 8/1/33	1,110,000	1,330,046
Series 2013 A, 5% 8/1/43	2,000,000	2,364,220
Series 29:
5% 8/1/25 (FSA Insured)	500,000	613,975
5% 8/1/26 (FSA Insured)	1,250,000	1,533,100
Series 30 B:
5% 8/1/30	1,150,000	1,401,011
5% 8/1/31	2,630,000	3,193,346
Series 32 B:
5% 8/1/32	1,000,000	1,252,970
5% 8/1/33	1,150,000	1,435,097
5% 8/1/37	3,000,000	3,695,700
5% 8/1/38	1,000,000	1,229,910
Twenty-Seventh Series, 5% 8/1/30	4,355,000	5,242,941
Stamford Gen. Oblig. Series 2011, 4% 7/1/23	1,045,000	1,182,658
Stratford Gen. Oblig. Series 2014:
5% 12/15/24	500,000	604,420
5% 12/15/25	500,000	603,755
Trumbull Gen. Oblig. Series 2009:
4% 9/15/20	525,000	573,788
4% 9/15/21	500,000	545,055
Univ. of Connecticut Gen. Oblig. Series 2011 A, 5% 2/15/27	3,000,000	3,467,700
Univ. of Connecticut Rev. Series 2012 A, 5% 11/15/23	2,700,000	3,267,378
Vernon Gen. Oblig. Series 2012:
4% 8/1/20	1,135,000	1,261,314
4% 8/1/22	1,000,000	1,110,880
Waterbury Series 2007, 4.5% 4/1/22 (AMBAC Insured)	3,510,000	4,074,654
West Hartford Gen. Oblig. Series 2010 A:
5% 7/1/21	1,000,000	1,155,220
5% 7/1/22	1,210,000	1,397,320
Westport Gen. Oblig.:
Series 2009 A, 4% 2/1/22	800,000	858,816
Series 2009, 5% 2/1/21	480,000	528,240
Series 2010, 4% 11/1/21	1,000,000	1,125,640

TOTAL CONNECTICUT		450,870,120

Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (b)	800,000	969,552
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	1,100,000	1,283,029

TOTAL GUAM		2,252,581

TOTAL MUNICIPAL BONDS
(Cost $424,951,387)		453,122,701
TOTAL INVESTMENT PORTFOLIO - 97.5%
(Cost $424,951,387)		453,122,701
NET OTHER ASSETS (LIABILITIES) - 2.5%		11,531,317
NET ASSETS - 100%		$464,654,018

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At August 31, 2016, the cost of investment securities for income tax purposes was $424,951,387. Net unrealized appreciation aggregated $28,171,314, of which $28,258,293 related to appreciated investment securities and $86,979 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® New Jersey Municipal Income Fund

August 31, 2016

NJT-QTLY-1016
1.805777.112

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.3%
	Principal Amount	Value
Delaware, New Jersey - 0.8%
Delaware River & Bay Auth. Rev.:
Series 2014 A, 5% 1/1/44	$3,000,000	$3,529,440
Series 2014 B, 5% 1/1/23	700,000	845,768

TOTAL DELAWARE, NEW JERSEY		4,375,208

Guam - 0.7%
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A, 5% 12/1/29	900,000	1,101,087
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (a)	1,000,000	1,211,940
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/22 (FSA Insured)	1,500,000	1,765,560

TOTAL GUAM		4,078,587

New Jersey - 89.9%
Bayonne Gen. Oblig.:
Series 2016:
5% 7/1/35 (Build America Mutual Assurance Insured)	1,000,000	1,196,240
5% 7/1/39 (Build America Mutual Assurance Insured)	1,000,000	1,188,640
5.5% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	5,000,000	5,652,300
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/26	1,000,000	1,198,050
5% 2/15/27	1,000,000	1,186,700
5% 2/15/28	1,000,000	1,178,450
5% 2/15/29	1,000,000	1,170,490
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1991 A, 6.8% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,608,809
Cumberland County Impt. Auth. (Technical High School Proj.) Series 2014:
5% 9/1/21 (FSA Insured)	530,000	628,039
5% 9/1/23 (FSA Insured)	600,000	739,686
5% 9/1/24 (FSA Insured)	1,640,000	2,062,054
5% 9/1/25 (FSA Insured)	1,375,000	1,733,573
5% 9/1/26 (FSA Insured)	2,480,000	3,101,339
5% 9/1/39 (FSA Insured)	4,000,000	4,780,600
East Brunswick Township Board of Ed.:
5% 11/1/22	1,000,000	1,205,610
5% 11/1/23	1,000,000	1,221,310
East Windsor Reg'l. School District:
5% 3/1/20	1,045,000	1,192,105
5% 3/1/21	1,000,000	1,176,970
Essex County Util. Auth. Solid Waste Rev. Series 2009, 5% 4/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,108,220
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2003 B, 0% 11/1/21 (FSA Insured)	8,310,000	7,604,232
Series 2012 A, 5% 11/1/22	6,600,000	7,732,428
Monroe Township Board of Ed. Series 2012:
5% 8/1/26	3,220,000	3,882,386
5% 8/1/28	4,000,000	4,775,120
Morristown Gen. Oblig. Series 2005, 6.5% 8/1/19 (FSA Insured)	20,000	23,170
New Brunswick Parking Auth. Rev. Series 2012:
5% 9/1/23	1,450,000	1,729,270
5% 9/1/26	600,000	710,280
5% 9/1/27	440,000	519,499
New Jersey Econ. Dev. Auth. Rev.:
(Goethals Bridge Replacement Proj.) Series 2013:
5.125% 1/1/34 (a)	1,500,000	1,755,270
5.375% 1/1/43 (a)	2,000,000	2,337,180
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,920,800
Series 2011 EE, 5% 9/1/17 (Escrowed to Maturity)	200,000	208,476
Series 2011 GG, 5% 9/1/17 (Escrowed to Maturity)	250,000	260,595
Series 2012 II, 5% 3/1/26	5,000,000	5,577,350
Series 2012, 5% 6/15/20	5,000,000	5,542,650
Series 2013 NN, 5% 3/1/27	20,000,000	22,416,797
Series 2013:
5% 3/1/23	4,800,000	5,514,384
5% 3/1/25	700,000	796,992
Series 2015 WW, 5.25% 6/15/40	2,000,000	2,222,440
Series 2015 XX:
4.25% 6/15/26	3,000,000	3,272,790
5.25% 6/15/27	3,000,000	3,479,580
5% 9/1/36 (Pre-Refunded to 9/1/16 @ 100)	7,375,000	7,375,000
5% 9/1/36 (Pre-Refunded to 9/1/16 @ 100)	1,655,000	1,655,000
6% 12/15/34 (Pre-Refunded to 12/15/18 @ 100)	1,905,000	2,127,847
6% 12/15/34 (Pre-Refunded to 12/15/34 @ 100)	40,000	44,295
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (American Wtr. Co., Inc. Proj.) Series 2009 A, 5.7% 10/1/39 (a)	5,000,000	5,582,900
New Jersey Edl. Facilities Auth. Rev.:
(New Jersey Institute of Technology Proj.) Series 2010 H, 5% 7/1/31	2,000,000	2,266,820
(Princeton Theological Seminary Proj.) Series 2009 B:
4% 7/1/22	1,000,000	1,088,730
5% 7/1/17	490,000	507,674
5% 7/1/18	250,000	269,540
5% 7/1/19	200,000	224,444
(Rowan Univ. Proj.) Series 2007 B, 5.5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 7/1/18 @ 100)	4,390,000	4,750,243
(William Paterson College Proj.) Series 2008 C, 5% 7/1/19 (Pre-Refunded to 7/1/19 @ 100)	2,570,000	2,757,764
Series 2012 A:
5% 7/1/18	1,000,000	1,074,570
5% 7/1/19	1,040,000	1,153,506
Series 2012 B:
5% 7/1/37	750,000	851,805
5% 7/1/42	1,100,000	1,235,993
New Jersey Edl. Facility:
(College of New Jersey Proj.) Series 2016 F 5% 7/1/29 (b)	670,000	832,549
Series 2015 B:
3.625% 7/1/30 (FSA Insured)	510,000	543,900
5% 7/1/29	2,770,000	3,356,464
5% 7/1/31	3,000,000	3,598,110
Series 2015 D, 5% 7/1/30	5,690,000	6,986,296
Series 2016 A:
5% 7/1/27	2,875,000	3,545,191
5% 7/1/32	1,000,000	1,197,190
5% 7/1/33	3,000,000	3,591,570
5% 7/1/41	2,425,000	2,852,819
Series 2016 E:
5% 7/1/32 (Build America Mutual Assurance Insured)	3,335,000	4,115,724
5% 7/1/33 (Build America Mutual Assurance Insured)	1,000,000	1,229,160
5% 7/1/34 (Build America Mutual Assurance Insured)	1,000,000	1,224,260
5% 7/1/35 (FSA Insured)	3,035,000	3,237,920
5% 7/1/35 (Pre-Refunded to 7/1/18 @ 100)	965,000	1,040,241
New Jersey Envir. Infrastructure Trust:
Series 2012 A, 4% 9/1/20	10,000,000	11,248,800
Series 2012, 5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	100,000	100,000
5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	30,000	30,000
5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	20,000	20,000
New Jersey Gen. Oblig. 5% 6/1/25	3,340,000	4,094,372
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series 2011, 6% 7/1/41	5,000,000	5,983,000
(AtlantiCare Reg'l. Med. Ctr. Proj.) Series 2007, 5% 7/1/17 (Escrowed to Maturity)	1,000,000	1,035,740
(Chilton Memorial Hosp. Proj.) Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	3,765,000	4,276,701
(Greystone Park Psychiatric Hosp. Proj.) Series 2013 B, 5% 9/15/24	8,000,000	8,926,160
(Hackensack Univ. Med. Ctr. Proj.):
Series 2010 B, 5% 1/1/22	1,725,000	1,922,133
Series 2010, 5% 1/1/34	2,000,000	2,195,100
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2010, 5% 7/1/31	5,000,000	5,582,950
(Virtua Health Proj.) Series A, 5.25% 7/1/17 (Assured Guaranty Corp. Insured)	6,000,000	6,226,680
Series 2008:
5.25% 10/1/38	4,635,000	4,920,377
5.25% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	1,330,000	1,452,959
6.625% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	10,745,000	11,887,623
Series 2009 A, 5.75% 10/1/31	4,000,000	4,435,520
Series 2011:
5% 7/1/19	1,500,000	1,664,160
5% 7/1/23	2,500,000	2,975,075
5% 7/1/24	2,000,000	2,365,400
5% 7/1/25	2,265,000	2,665,067
Series 2012 A:
5% 7/1/18	795,000	853,528
5% 7/1/22	1,400,000	1,669,472
5% 7/1/23	1,000,000	1,174,210
5% 7/1/24	2,000,000	2,336,400
5% 7/1/25	1,000,000	1,162,220
Series 2012 II, 5% 7/1/42	1,000,000	1,111,100
Series 2012, 5% 7/1/21	2,325,000	2,710,183
Series 2013 A:
5% 7/1/28	1,080,000	1,272,737
5% 7/1/32	1,600,000	1,854,752
5.25% 7/1/28	3,250,000	3,869,905
Series 2013:
5% 7/1/24	1,250,000	1,526,000
5% 7/1/26	1,335,000	1,595,672
5.25% 7/1/31	4,000,000	4,569,680
5.5% 7/1/43	3,000,000	3,497,520
Series 2014 A:
4% 7/1/45	1,300,000	1,364,961
5% 7/1/30	700,000	827,939
5% 7/1/31	455,000	535,676
5% 7/1/32	1,000,000	1,176,530
5% 7/1/44	3,525,000	4,125,449
5% 7/1/45	2,225,000	2,575,682
Series 2016 A:
5% 7/1/28	1,000,000	1,257,090
5% 7/1/29	3,660,000	4,575,146
5% 7/1/30	1,200,000	1,492,836
5% 7/1/31	5,100,000	6,248,724
5% 7/1/33	1,000,000	1,215,480
5% 7/1/39	5,390,000	6,520,121
5% 3/1/20	1,040,000	1,057,202
5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	990,000	1,011,404
5% 3/1/21	1,370,000	1,392,660
5% 3/1/21 (Pre-Refunded to 3/1/17 @ 100)	1,310,000	1,338,322
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/17	2,500,000	2,623,775
Series 2013:
4% 12/1/20 (a)	2,500,000	2,696,775
5% 12/1/21 (a)	2,100,000	2,388,120
5% 12/1/22 (a)	2,250,000	2,581,245
New Jersey Institute of Technology Series 2012 A:
5% 7/1/32	1,250,000	1,488,300
5% 7/1/42	5,000,000	5,841,000
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 E, 5.25% 1/1/40	10,600,000	11,661,060
Series 2012 B, 5% 1/1/24	2,650,000	3,248,370
Series 2013 A, 5% 1/1/38	8,000,000	9,388,880
Series 2014 A, 5% 1/1/32	5,000,000	6,133,450
Series 2014 C:
5% 1/1/22	3,750,000	4,480,013
5% 1/1/23	3,000,000	3,661,080
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	2,825,000	3,354,066
Series 2005 B:
5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,392,012
5.5% 12/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,235,000	17,639,235
Series 2006 A, 5.5% 12/15/22	8,875,000	10,485,546
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	7,129,600
0% 12/15/34	4,000,000	2,057,880
Series 2008 A:
0% 12/15/36	25,000,000	10,551,750
5.5% 12/15/38 (Assured Guaranty Corp. Insured)	1,710,000	1,851,554
Series 2009 A:
0% 12/15/36	1,915,000	808,264
0% 12/15/38	13,900,000	5,341,492
Series 2010 A, 0% 12/15/30	14,750,000	8,486,560
Series 2010 A3, 0% 12/15/34	10,775,000	5,032,141
Series 2011 A, 5.25% 6/15/25	6,000,000	6,795,900
Series 2011 B:
5.25% 6/15/25	3,185,000	3,621,377
5.25% 6/15/26	2,000,000	2,263,360
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	5,100,000	5,773,200
Newark City Hsg. Auth. City-Secured Police Facility Rev. (Southward Police Proj.) Series 2009 A, 6.75% 12/1/38 (Pre-Refunded to 12/1/19 @ 100)	1,000,000	1,190,400
Newark Gen. Oblig. Series 2013 A:
5% 7/15/17	2,000,000	2,068,000
5% 7/15/18	3,130,000	3,315,140
Newark Port Auth. Hsg. Auth. Rev. (Newark Redev. Proj.) Series 2007, 5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,422,806
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series 2001 A, 0% 8/1/24 (Escrowed to Maturity)	2,000,000	1,778,620
Rutgers State Univ. Rev.:
Series 2009 F:
5% 5/1/30 (Pre-Refunded to 5/1/19 @ 100)	1,500,000	1,667,535
5% 5/1/39 (Pre-Refunded to 5/1/19 @ 100)	9,500,000	10,561,055
Series 2010 I, 5% 5/1/29	1,110,000	1,272,293
Series 2013 L, 5% 5/1/43	5,000,000	5,899,200

TOTAL NEW JERSEY		517,805,871

New York And New Jersey - 1.7%
Port Auth. of New York & New Jersey:
163rd Series, 5% 7/15/35	3,255,000	3,726,584
166th Series, 5% 1/15/41	5,000,000	5,753,800

TOTAL NEW YORK AND NEW JERSEY		9,480,384

Pennsylvania, New Jersey - 4.2%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2007 A, 5% 7/1/26 (Pre-Refunded to 7/1/17 @ 100)	2,855,000	2,958,237
Series 2012 A:
5% 7/1/21	600,000	705,216
5% 7/1/24	1,200,000	1,448,796
5% 7/1/25	1,100,000	1,321,914
5% 7/1/26	500,000	598,395
Series 2015:
3% 7/1/27 (Build America Mutual Assurance Insured)	1,000,000	1,058,850
5% 7/1/24	275,000	341,861
5% 7/1/26	650,000	812,292
5% 7/1/29	300,000	370,791
5% 7/1/30	350,000	431,001
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2012, 5% 1/1/24	3,000,000	3,492,960
Series 2010 D, 5% 1/1/40	4,000,000	4,425,560
Series 2013, 5% 1/1/31	5,000,000	6,069,600

TOTAL PENNSYLVANIA, NEW JERSEY		24,035,473

TOTAL MUNICIPAL BONDS
(Cost $515,142,438)		559,775,523

Municipal Notes - 1.2%
New Jersey - 1.2%
Newark Gen. Oblig. TAN 2.5% 2/15/17
(Cost $7,026,670)	7,000,000	7,028,000
TOTAL INVESTMENT PORTFOLIO - 98.5%
(Cost $522,169,108)		566,803,523
NET OTHER ASSETS (LIABILITIES) - 1.5%		8,891,369
NET ASSETS - 100%		$575,694,892

Security Type Abbreviations

TAN – TAX ANTICIPATION NOTE

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At August 31, 2016, the cost of investment securities for income tax purposes was $522,185,214. Net unrealized appreciation aggregated $44,618,309, of which $44,923,090 related to appreciated investment securities and $304,781 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 28, 2016